Acquisitions - Additional Information (Details) - USD ($) $ in Millions			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 01, 2021	Jul. 02, 2021	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill			$ 3,679	$ 3,680		$ 3,679		$ 3,638
Technology Related Intangibles
Business Acquisition [Line Items]
Identifiable intangible assets, Useful life				4 years 2 months 12 days		4 years 6 months
ReedGroup
Business Acquisition [Line Items]
Consideration transferred			87
Goodwill tax deductible			$ 0			$ 0
Foley Trasimene Acquisition Corp
Business Acquisition [Line Items]
Consideration transferred		$ 5,002
Business combination, deferred underwriting costs related to initial public offering		36
Business combination, fees related to PIPE Investment		37
Business combination, acquisition-related costs		21
Business combination, seller transaction costs		39
Business combination, advisory and investment banker fees		36
Business combination, certain executive compensation related expenses		36
Goodwill		3,374
Receivables		484
Other current liabilities		291
Noncontrolling interest		799
Goodwill tax deductible		$ 1,600
Foley Trasimene Acquisition Corp | Purchase Accounting Measurement
Business Acquisition [Line Items]
Consideration transferred					$ 8
Receivables					2
Other current liabilities					2
Noncontrolling interest					$ 1
Foley Trasimene Acquisition Corp | Customer Related and Contract Based Intangibles
Business Acquisition [Line Items]
Identifiable intangible assets, Useful life		15 years
Foley Trasimene Acquisition Corp | Technology Related Intangibles
Business Acquisition [Line Items]
Identifiable intangible assets, Useful life		6 years
Retiree Health Exchange
Business Acquisition [Line Items]
Consideration transferred	$ 199
Goodwill	77
Receivables	1
Deferred tax assets	1
Goodwill tax deductible	$ 77
Retiree Health Exchange | Purchase Accounting Measurement
Business Acquisition [Line Items]
Deferred tax assets							$ 1
Retiree Health Exchange | Customer Related and Contract Based Intangibles
Business Acquisition [Line Items]
Identifiable intangible assets, Useful life	13 years
Retiree Health Exchange | Technology Related Intangibles
Business Acquisition [Line Items]
Identifiable intangible assets, Useful life	5 years